Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Unaudited Interim Condensed Consolidated Statements of Operations [Abstract]
Vessel revenue, net	$ 60,340	$ 80,366
Fees from related parties	$ 1,345	$ 1,060
Revenue, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Revenue, net	$ 61,685	$ 81,426
Expenses:
Voyage expenses	(1,847)	(1,760)
Vessel operating expenses	(26,346)	(22,254)
Management fees	(552)	(359)
General and administration expenses	(9,012)	(8,932)
Amortization of deferred dry-docking costs	(2,124)	(1,969)
Depreciation and amortization	(15,253)	(11,942)
Loss on forward freight agreements, net	(19)	(104)
Operating income	6,532	34,106
Other income / (expenses), net:
Interest and finance costs	(10,930)	(9,716)
Loss on extinguishment of debt	(28)	(649)
Interest and other income	337	490
Interest income related parties	48	0
Unrealized gain from foreign exchange forwards	423	0
Foreign currency exchange (loss) / gain, net	(349)	57
Total other expenses, net	(10,499)	(9,818)
Net (loss) / income	$ (3,967)	$ 24,288
Net (loss) / income per common share, basic (in dollars per share)	$ (0.2)	$ 1.18
Net (loss) / income per common share, diluted (in dollars per share)	$ (0.2)	$ 1.18
Weighted average number of common shares outstanding, basic (in shares)	20,255,507	19,533,621
Weighted average number of common shares outstanding, diluted (in shares)	20,255,507	19,659,370